SHORT-TERM BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of short-term bank deposits [Abstract]
Schedule of Short-Term Bank Deposits
	Year ended December 31,
	2018	2019

USD bank deposits (1)	16,828	22,036
Restricted bank deposits (2)	89	180

	16,917	22,216

(1)	The USD deposits bear annual interest of 2.48%-3.10% for the period of 357-368 days for 2018.
(2)	Restricted bank deposit which may be used only when certain conditions are met.